UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
TAX-EXEMPT MONEY MARKET FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal                                                                      Interest
        Amount     Security                                                             Rate +          Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL INVESTMENTS--99.2%
                   Alabama--9.1%
         $450M     Birmingham GO Bonds, 12/1/2006 (AMBAC Ins.)                          3.30 %       $451,233
          400M     Jefferson County Swr. Rev. Bonds, 2/1/2007* (FGIC Ins.)
                     (U.S. Govt. Securities)                                            3.65          406,685
          500M     Mobile Industrial Dev. Board Facs. Rev. Bonds, VR,
                     (CO; Kimberly-Clark Corp.)                                         3.75          500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,357,918
--------------------------------------------------------------------------------------------------------------
                   Arizona--5.4%
          300M     Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                     (Fannie Mae Liquidity Fac.)                                        3.77          300,000
          500M     Yuma Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR
                     (Fannie Mae Liquidity Fac.)                                        3.74          500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      800,000
--------------------------------------------------------------------------------------------------------------
                   California--5.0%
          350M     Affordable Hsg. Agy. Multi-Family Hsg. Rev. Bonds, VR,
                     (Fannie Mae Liquidity Fac.)                                        3.59          350,000
          400M     Orange Cnty. Apt. Dev. Rev. Bonds, VR,
                     (LOC; Freddie Mac)                                                 3.59          400,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      750,000
--------------------------------------------------------------------------------------------------------------
                   Colorado--3.3%
          500M     University of Colorado Hospital Auth. Rev. Bonds, VR,
                     (LOC; Citibank)                                                    3.74          500,000
--------------------------------------------------------------------------------------------------------------
                   Florida--8.2%
          500M     City of Cape Coral Municipal CP, 10/10/2006
                     (LOC; Bank of America)                                             3.50          500,000
          730M     Orange Cnty. Indl. Dev. Auth. Rev. Bonds, VR,
                     (LOC; SunTrust Bank)                                               3.75          730,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,230,000
--------------------------------------------------------------------------------------------------------------
                   Georgia--8.4%
          350M     Atlanta Tax Allocation Westside Proj. Series "A", VR,
                     (LOC; Wachovia Bank)                                               3.75          350,000
          400M     Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                     (LOC; Fannie Mae)                                                  3.77          400,000
          300M     Roswell Hsg. Auth. Multi-Family Rev. Bonds, VR,
                     (Fannie Mae Liquidity Fac.)                                        3.74          300,000
          200M     Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR,
                     (LOC; Wachovia Bank)                                               3.74          200,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,250,000
--------------------------------------------------------------------------------------------------------------
                   Illinois--8.2%
          525M     Cook County GO Bonds, 11/15/2006 (FGIC Ins.)                         3.53          526,523
          700M     Illinois Health Facs. Auth. Rev. Bonds, VR,
                     (LOC; Northern Trust Co.)                                          3.75          700,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,226,523
--------------------------------------------------------------------------------------------------------------
                   Indiana--2.7%
          400M     Indiana Health & Edl. Fac. Fin. Auth. Rev. Bonds, VR,
                     (LOC; Fifth Third Bank)                                            3.74          400,000
--------------------------------------------------------------------------------------------------------------
                   Kentucky--6.0%
          500M     Fort Mitchell League of Cities Lease Rev. Bonds,
                     VR, (LOC; U.S. Bank, NA)                                           3.76          500,000
          400M     Newport League of Cities Lease Rev. Bonds, VR,
                     (LOC; U.S. Bank, NA)                                               3.76          400,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      900,000
--------------------------------------------------------------------------------------------------------------
                   Michigan--2.4%
          350M     Hastings Area School Dist. GO Bonds, 5/1/2007
                     (FSA Ins.)                                                         3.55          350,889
--------------------------------------------------------------------------------------------------------------
                   North Carolina--2.8%
          410M     Craven County GO Bond, 5/1/2007 (AMBAC Ins.)                         3.55          411,977
--------------------------------------------------------------------------------------------------------------
                   New Jersey--9.7%
          700M     New Jersey Health Care Facs. Fin. Auth. Rev. Bonds, VR,
                     (LOC; JPMorgan Chase & Co.)                                        3.71          700,000
          250M     New Jersey State Tpk. Auth. Rev. Bonds, 1/1/2007 (MBIA Ins.)         3.59          251,159
          500M     Newark GO Bonds, 10/1/2006 (FSA Ins.)                                3.81          500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,451,159
--------------------------------------------------------------------------------------------------------------
                   New York--2.0%
          300M     New York State Med. Care Facs. Fin. Agy. Rev. Bonds, 2/15/2007
                     (AMBAC Ins.)                                                       3.75          301,794
--------------------------------------------------------------------------------------------------------------
                   Ohio--8.0%
          225M     Cleveland Ohio Waterworks Rev. Bond, 1/1/2007 (MBIA Ins.)
                     (U.S. Govt. Securities)                                            3.53          226,067
          600M     Lucas County Facs. Improvement Rev. Bonds, VR,
                     (LOC; Fifth Third Bank)                                            3.74          600,000
          368M     Warren County Health Care Facs. Rev. Bonds, VR,
                     (LOC; Fifth Third Bank)                                            3.78          368,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,194,067
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--2.0%
          300M     Dauphin County GO Bonds, 3/1/2007 (MBIA Ins)                         3.70          300,365
--------------------------------------------------------------------------------------------------------------
                   Rhode Island--4.0%
          600M     Rhode Island State Hlth. & Edl. Building Corp. Rev. Bonds,
                     VR, (LOC; Bank of New York)                                        3.76          600,000
--------------------------------------------------------------------------------------------------------------
                   Texas--1.9%
          285M     Tarrant County Housing Rev. Bonds, VR,
                     (Fannie Mae Collateral Agreement)                                  3.77          285,000
--------------------------------------------------------------------------------------------------------------
                   Virginia--2.7%
          400M     Alexandria Industrial Dev. Auth. Rev. Bonds, VR,
                     (LOC; Bank of America)                                             3.74          400,000
--------------------------------------------------------------------------------------------------------------
                   Washington--1.7%
          250M     Seattle Housing Auth. Rev. Bonds Pioneer Human Svcs. Proj.,
                     VR, (LOC; U.S. Bank, NA)                                           3.77          250,000
--------------------------------------------------------------------------------------------------------------
                   Wisconsin--4.7%
          200M     Milwaukee County GO Bonds, 12/1/2006
                     (FSA Ins.)                                                         3.47          200,010
          500M     Wisconsin State Health & Edl. Facs. Auth. Rev. Bonds, VR,
                     (LOC; JPMorgan Chase & Co.)                                        3.75          500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      700,010
--------------------------------------------------------------------------------------------------------------
                   Wyoming--1.0%
          150M     Lincoln County Pollution Ctl. Rev. Bonds, VR,
                     (CO; ExxonMobil Corporation)                                       3.75          150,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,809,702)++                               99.2%      14,809,702
Other Assets, Less Liabilities                                                            .8          123,777
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%     $14,933,479
==============================================================================================================

 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the
   Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at September 30, 2006.  The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

++ Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
INSURED INTERMEDIATE TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.2%
                   Alabama--6.1%
       $1,000M     Birmingham Series "A" 5 1/2% 4/1/2013                                           $1,102,500
        1,000M     Mobile Ref. & Imp. Wts. GO 5% 2/15/2014                                          1,081,250
        1,000M     Montgomery Cnty. Pub. Bldg. Rev. Wts. 5% 3/1/2013                                1,073,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,257,500
--------------------------------------------------------------------------------------------------------------
                   Alaska--1.9%
        1,000M     Alaska St. Sport Fishing Rev. 5% 4/1/2017                                        1,028,750
--------------------------------------------------------------------------------------------------------------
                   Arizona--4.1%
        1,000M     Downtown Phoenix Hotel Corp. Rev. Series "A" 5% 7/1/2012                         1,072,500
        1,000M     Maricopa Cnty. Sch. Dist. # 69 (Paradise Valley) 5% 7/1/2013                     1,080,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,152,500
--------------------------------------------------------------------------------------------------------------
                   California--9.4%
        1,000M     California Statewide Cmntys. Pollution Cntl. Rev.
                     Series "B" 4.1% 4/1/2013****                                                   1,021,250
        2,500M     Los Angeles Cnty. Pub. Wks. (Calabasas Landfill) 5% 6/1/2020                     2,634,375
        1,240M     Los Angeles Wtr. & Pwr. Rev. Series "A" 5 1/4% 7/1/2018                          1,326,800
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,982,425
--------------------------------------------------------------------------------------------------------------
                   Connecticut--4.1%
        2,000M     Waterbury GO Series "B" 5% 4/1/2013                                              2,160,000
--------------------------------------------------------------------------------------------------------------
                   District of Columbia--2.0%
        1,000M     District of Columbia COP 5 1/4% 1/1/2010                                         1,048,750
--------------------------------------------------------------------------------------------------------------
                   Florida--2.1%
        1,000M     Charlotte County Util. Rev. 5% 10/1/2015                                         1,095,000
--------------------------------------------------------------------------------------------------------------
                   Georgia--2.0%
        1,000M     Georgia Fed. Hwy. & Twy. Auth. Rev. 5% 6/1/2014                                  1,088,750
--------------------------------------------------------------------------------------------------------------
                   Illinois--2.0%
        1,000M     Regional Trans. Auth. Rev. 5% 7/1/2014 (when-issued)                             1,083,750
--------------------------------------------------------------------------------------------------------------
                   Indiana--2.1%
        1,000M     New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*                       1,111,250
--------------------------------------------------------------------------------------------------------------
                   Kansas--2.1%
        1,025M     Shawnee Cnty. Sch. Dist. #345 (Seaman) GO 5% 9/1/2011                            1,090,344
--------------------------------------------------------------------------------------------------------------
                   Louisiana--4.2%
        1,000M     Louisiana St. Citizens Ppty. Ins. Rev. Series "B" 5 1/4% 6/1/2013                1,086,250
        1,000M     Louisiana St. GO 5% 7/15/2012                                                    1,063,750
          100M     New Orleans GO 5 1/8% 12/1/2010                                                    105,125
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,255,125
--------------------------------------------------------------------------------------------------------------
                   Massachusetts--6.6%
        3,300M     Massachusetts St. Wtr. (Municipal Secs. Trust Ctfs.)
                     Inverse Floater Rate 5.885% 8/1/2024***                                        3,510,375
--------------------------------------------------------------------------------------------------------------
                   Michigan--14.5%
        1,030M     Coopersville Area Pub. Schs. GO 5% 5/1/2014                                      1,118,837
        1,000M     Gibraltar Sch. Dist. Bldg. & Site GO 5% 5/1/2012                                 1,070,000
        1,130M     Michigan Muni. Bond Auth. Rev. Series "A" 5% 5/1/2019                            1,196,388
        1,000M     Mount Clemens Cmnty. School District GO 5% 5/1/2014                              1,086,250
        1,000M     River Rouge School District GO 5% 5/1/2019                                       1,062,500
        2,000M     Rochester Cmnty. School District GO 5% 5/1/2012                                  2,140,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,673,975
--------------------------------------------------------------------------------------------------------------
                   Mississippi--2.0%
        1,000M     Gulfport GO 5% 3/1/2010                                                          1,046,250
--------------------------------------------------------------------------------------------------------------
                   New York--8.5%
        2,225M     New York City GO 5 1/8% 6/1/2018                                                 2,377,969
                   New York State Dorm. Auth. Revenue:
        1,000M       State Univ. Dorm. Facs. 5% 7/1/2013                                            1,081,250
        1,000M       Student Hsg. Corp. 5% 7/1/2010                                                 1,051,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,510,469
--------------------------------------------------------------------------------------------------------------
                   North Carolina--2.0%
        1,000M     North Carolina Pwr. Agy. (Catawba Electric) Rev.
                     Series "A" 5% 1/1/2017                                                         1,043,750
--------------------------------------------------------------------------------------------------------------
                   Ohio--4.0%
        2,000M     Lakewood City School Dist. GO 5% 12/1/2018                                       2,135,000
--------------------------------------------------------------------------------------------------------------
                   Oklahoma--.4%
          215M     Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                220,375
--------------------------------------------------------------------------------------------------------------
                   Oregon--4.0%
        1,000M     Portland Cmnty. College GO 5% 6/15/2012                                          1,071,250
        1,000M     Washington Cnty. School Dist. #15 (Forest Grove) GO
                     5 3/8% 6/15/2011*                                                              1,077,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,148,750
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--8.1%
        1,000M     Penn Manor School Dist. GO 5% 6/1/2014                                           1,076,250
                   Pennsylvania St. First Series GO:
        2,000M       5% 1/1/2017                                                                    2,135,000
        1,000M       5% 1/1/2018                                                                    1,063,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,275,000
--------------------------------------------------------------------------------------------------------------
                   Texas--2.0%
        1,000M     Lower Colorado River Auth. Rev. 5% 5/15/2013                                     1,056,250
--------------------------------------------------------------------------------------------------------------
                   West Virginia--5.0%
        2,500M     West Virginia St. GO 5% 6/1/2012                                                 2,675,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $51,724,846)                                                  52,649,338
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--2.1%
        1,150M     New York City Trans. Fin. Auth. Adjustable Rate Note
                     3.8%** (cost $1,150,000)                                                       1,150,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $52,874,846)                                 101.3%     53,799,338
Excess of Liabilities Over Other Assets                                                  (1.3)       (704,490)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $53,094,848
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                6/15/2013         $5,000M      $(106,667)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$52,874,846.  Accumulated net unrealized appreciation on investments was $924,492, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.0%
                   Alabama--.9%
       $5,835M     Alabama Water Pollution Control Auth. 6% 8/15/2014                              $6,206,981
--------------------------------------------------------------------------------------------------------------
                   Arizona--2.8%
        5,135M     Arizona Board Regents COP 5% 6/1/2022                                            5,488,031
        8,550M     Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                            9,394,312
        5,000M     Phoenix Civic Improvement Corp. 5% 7/1/2030                                      5,268,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   20,151,093
--------------------------------------------------------------------------------------------------------------
                   California--3.2%
                   California State General Obligations:
       10,000M       5% 6/1/2027                                                                   10,562,500
        5,000M       5% 11/1/2030                                                                   5,168,750
        2,000M     Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                  2,187,500
                   Dublin Unified School Dist. GO Series "A":
        2,400M       5% 8/1/2027                                                                    2,523,000
        2,600M       5% 8/1/2028                                                                    2,730,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   23,171,750
--------------------------------------------------------------------------------------------------------------
                   Connecticut--2.7%
        9,000M     Connecticut State GO Series "C" 5% 4/1/2023                                      9,596,250
        9,000M     Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                     6 1/8%  9/1/2012                                                               9,945,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,541,250
--------------------------------------------------------------------------------------------------------------
                   District of Columbia--.8%
        5,000M     District of Columbia GO Series "B" 6% 6/1/2021                                   6,093,750
--------------------------------------------------------------------------------------------------------------
                   Florida--.2%
        1,220M     West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                               1,383,175
--------------------------------------------------------------------------------------------------------------
                   Georgia--11.6%
       15,000M     Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                16,031,250
        9,040M     Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019                     10,373,400
        2,540M     Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                     (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                         2,762,250
                   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
       20,250M       6 1/4% 7/1/2011                                                               22,148,437
       28,305M       6% 7/1/2013                                                                   32,303,081
--------------------------------------------------------------------------------------------------------------
                                                                                                   83,618,418
--------------------------------------------------------------------------------------------------------------
                   Hawaii--1.7%
                   Hawaii State General Obligations:
        5,500M       6% 10/1/2009                                                                   5,878,125
        6,000M       6% 10/1/2010                                                                   6,532,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   12,410,625
--------------------------------------------------------------------------------------------------------------
                   Illinois--13.2%
                   Chicago Board of Education Lease Certificates of Participation Series "A":
        5,000M       6% 1/1/2016                                                                    5,812,500
       36,200M       6% 1/1/2020                                                                   42,625,500
                   Illinois Development Fin. Auth. Revenue (Rockford School #205):
        5,000M       6.6% 2/1/2010                                                                  5,468,750
        3,000M       6.65% 2/1/2011                                                                 3,360,000
                   Illinois State First Series General Obligations:
        5,250M       6 1/8% 1/1/2010*                                                               5,663,437
        4,500M       5 1/2% 2/1/2016                                                                4,899,375
        8,000M       5 1/2% 5/1/2017                                                                8,570,000
       12,000M       5 1/2% 5/1/2018                                                               12,840,000
        4,000M     Regional Transportation Auth. 7 3/4% 6/1/2019                                    5,275,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   94,514,562
--------------------------------------------------------------------------------------------------------------
                   Louisiana--2.2%
       10,000M     Ernest N. Morial (New Orleans LA Exhibit Hall) Auth. Spl. Tax
                     5% 7/15/2033                                                                  10,262,500
       10,850M     Regional Trans. Auth. Zero Coupon 12/1/2021                                      5,330,062
--------------------------------------------------------------------------------------------------------------
                                                                                                   15,592,562
--------------------------------------------------------------------------------------------------------------
                   Massachusetts--4.6%
       10,025M     Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                      10,801,937
       20,550M     Massachusetts State GO 6% 8/1/2009                                              21,937,125
--------------------------------------------------------------------------------------------------------------
                                                                                                   32,739,062
--------------------------------------------------------------------------------------------------------------
                   Michigan--2.7%
        2,000M     Detroit City School District GO 5% 5/1/2028                                      2,085,000
       10,000M     Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012               11,012,500
        4,500M     Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                     6.95% 9/1/2022                                                                 5,973,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,071,250
--------------------------------------------------------------------------------------------------------------
                   Minnesota--1.9%
                   Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C":
        3,380M       5 1/2% 1/1/2017                                                                3,633,500
        3,315M       5 1/2% 1/1/2018                                                                3,559,481
        5,770M       5 1/2% 1/1/2019                                                                6,188,325
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,381,306
--------------------------------------------------------------------------------------------------------------
                   Missouri--2.7%
                   Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
        6,840M       6 3/4% 5/15/2010                                                               7,566,750
       10,175M       6 3/4% 5/15/2011                                                              11,523,188
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,089,938
--------------------------------------------------------------------------------------------------------------
                   Nevada--3.4%
       16,840M     Clark County Nevada Bond Bank GO 5 1/2% 6/1/2011*                               18,229,299
        6,000M     Las Vegas New Convention & Visitors Auth. Revenue 5 3/4% 7/1/2009*               6,397,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   24,626,799
--------------------------------------------------------------------------------------------------------------
                   New Jersey--2.7%
        5,000M     New Jersey State Trans. Corp. COP Fed. Trans. Admin. Grants Series "A"
                     5 3/4% 9/15/2009*                                                              5,300,000
       13,500M     New Jersey State Turnpike Auth. Inverse Floater Rate 6.139% 1/1/2035***         14,242,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,542,500
--------------------------------------------------------------------------------------------------------------
                   New Mexico--1.5%
       10,000M     New Mexico Fin. Auth. State Trans. Rev. Series "A"
                     5 1/4% 6/15/2021                                                              10,837,500
--------------------------------------------------------------------------------------------------------------
                   New York--9.0%
                   New York City General Obligations:
        5,000M       Series "C" 5 1/2% 3/15/2015                                                    5,450,000
        3,275M       Series "G" 5 5/8% 8/1/2020                                                     3,602,500
       22,250M     New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                      27,172,813
                   New York State Dorm. Auth. Rev. (New York University):
        5,000M       5 7/8% 5/15/2017                                                               5,887,500
       10,000M       Series "A" 5 3/4% 7/1/2027                                                    12,150,000
        5,185M     New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                           5,288,700
        5,000M     Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                     5 3/4% 10/15/2013                                                              5,362,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   64,914,013
--------------------------------------------------------------------------------------------------------------
                   North Carolina--3.3%
        3,030M     Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                3,283,762
                   North Carolina Municipal Pwr. Agy. (Catawba Elec.):
       10,110M       6% 1/1/2010                                                                   10,855,613
        8,945M       6% 1/1/2011                                                                    9,772,413
--------------------------------------------------------------------------------------------------------------
                                                                                                   23,911,788
--------------------------------------------------------------------------------------------------------------
                   North Dakota--1.7%
       10,500M     Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                     7.2% 6/30/2013                                                                12,009,375
--------------------------------------------------------------------------------------------------------------
                   Ohio--1.0%
        6,000M     Jefferson County Jail Construction GO 5 3/4% 12/1/2019                           7,102,500
--------------------------------------------------------------------------------------------------------------
                   Oklahoma--.8%
                   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.):
        2,330M       6% 8/15/2009*                                                                  2,501,838
        3,210M       6% 8/15/2017                                                                   3,434,700
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,936,538
--------------------------------------------------------------------------------------------------------------
                   Oregon--.8%
                   Portland Urban Renewal & Redev. South Park Blocks Series "A":
        2,695M       5 3/4% 6/15/2015                                                               2,913,969
        2,630M       5 3/4% 6/15/2016                                                               2,843,688
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,757,657
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--4.0%
        4,925M     Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                     5 1/2% 12/1/2019                                                               5,448,281
       12,050M     Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                             13,737,000
        9,050M     Shaler Area School District GO 5 1/4% 9/1/2028                                   9,875,813
--------------------------------------------------------------------------------------------------------------
                                                                                                   29,061,094
--------------------------------------------------------------------------------------------------------------
                   South Dakota--.6%
        3,755M     South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                     7 5/8% 1/1/2008*                                                               3,923,975
--------------------------------------------------------------------------------------------------------------
                   Tennessee--.5%
        3,500M     Memphis-Shelby County Sports Auth. Rev. (Memphis Arena Proj.)
                     Series "A" 5 1/2% 11/1/2016                                                    3,832,500
--------------------------------------------------------------------------------------------------------------
                   Texas--9.2%
       16,000M     Austin Utilities Systems Rev. 6% 11/15/2013                                     17,820,000
        5,000M     Harris County Inverse Floater Rate 6.646% 8/15/2035***                           5,518,750
                   Harris County Toll Road Sub. Liens General Obligations Series "A":
       11,065M       6 1/2% 8/15/2012                                                              12,724,750
        7,305M       6 1/2% 8/15/2013                                                               8,537,719
                   Houston Water Conveyance System Certificates of Participation:
        4,000M       6 1/4% 12/15/2013                                                              4,620,000
        6,035M       6 1/4% 12/15/2015                                                              7,143,931
        9,400M     Lower Colorado River Auth. Rev. 5% 5/15/2031                                     9,740,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   66,105,900
--------------------------------------------------------------------------------------------------------------
                   Utah--.3%
        1,470M     Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                1,925,700
--------------------------------------------------------------------------------------------------------------
                   Virginia--.5%
        3,310M     Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                3,446,538
--------------------------------------------------------------------------------------------------------------
                   Washington--3.3%
                   Snohomish County Washington Ltd. Tax General Obligations:
        7,975M       5 1/2% 12/1/2017                                                               8,613,000
        8,410M       5 1/2% 12/1/2018                                                               9,072,288
        5,490M     Washington State GO 5% 1/1/2023                                                  5,839,988
--------------------------------------------------------------------------------------------------------------
                                                                                                   23,525,276
--------------------------------------------------------------------------------------------------------------
                   Wisconsin--5.2%
       12,000M     Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                     6.9% 8/1/2021                                                                 15,615,000
                   Wisconsin State General Obligations:
        9,630M       5% 5/1/2022                                                                   10,400,400
       10,595M       5% 5/1/2025                                                                   11,296,919
--------------------------------------------------------------------------------------------------------------
                                                                                                   37,312,319
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $647,612,598)                                       99.0%    710,737,694
Other Assets, Less Liabilities                                                            1.0       7,218,238
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $717,955,932
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swaps                                                        Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                      6/15/2011       $35,600M      $(506,249)
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.976% with Citibank, N.A.                            6/15/2013        37,500M       (800,004)
--------------------------------------------------------------------------------------------------------------
                                                                                      $73,100M    $(1,306,253)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$647,612,598.  Accumulated net unrealized appreciation on investments was $63,125,096, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.5%
                   Alabama--1.9%
       $2,250M     Montgomery County Public Bldg. Auth. Rev. 5% 3/1/2031                           $2,368,125
--------------------------------------------------------------------------------------------------------------
                   Alaska--.9%
        1,000M     Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*                           1,115,000
--------------------------------------------------------------------------------------------------------------
                   California--9.1%
        5,000M     California State GO 5% 6/1/2027                                                  5,281,250
        2,550M     Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029                              2,674,313
        1,000M     Imperial Cmnty. College Dist. GO 5% 8/1/2026                                     1,061,250
        1,190M     Marina Coast Water Dist. Enterprise Rev. COP 5% 6/1/2022                         1,273,300
        1,050M     Monrovia Uni. Sch. Dist. GO 5% 8/1/2026 (when-issued)                            1,115,625
--------------------------------------------------------------------------------------------------------------
                                                                                                   11,405,738
--------------------------------------------------------------------------------------------------------------
                   Colorado--3.0%
        1,500M     Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
                     5 1/8% 12/1/2021                                                               1,620,000
        1,000M     Centennial Downs Met. Dist. GO 5% 12/1/2028                                      1,053,750
        1,000M     Lafayette Water Rev. 5 1/4% 12/1/2023                                            1,082,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,756,250
--------------------------------------------------------------------------------------------------------------
                   Florida--4.1%
          335M     Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         345,619
        2,000M     Florida State University Edl. Sys. Facs. Rev. Series "A" 5% 5/1/2027             2,127,500
        1,000M     Orlando & Orange Cnty. Expwy. Rev. 5% 7/1/2028                                   1,026,250
        1,580M     Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                     1,708,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,207,744
--------------------------------------------------------------------------------------------------------------
                   Georgia--1.7%
        1,000M     Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                     (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                         1,087,500
        1,000M     Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                     5 1/8% 12/1/2021                                                               1,071,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,158,750
--------------------------------------------------------------------------------------------------------------
                   Hawaii--1.1%
        1,270M     Honolulu City & Cnty. Water & Sewer Rev. 5% 7/1/2031                             1,344,612
--------------------------------------------------------------------------------------------------------------
                   Illinois--.8%
        1,000M     Illinois State Sales Tax Rev. 5% 6/15/2031                                       1,055,000
--------------------------------------------------------------------------------------------------------------
                   Indiana--6.5%
        1,030M     Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                       1,123,987
        4,120M     Hammond Multi-School Building Corp. First Mtg. 5% 7/15/2022                      4,459,900
        1,105M     Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*                    1,205,831
        1,250M     Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*                    1,378,125
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,167,843
--------------------------------------------------------------------------------------------------------------
                   Louisiana--1.6%
        1,845M     Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                        1,958,006
--------------------------------------------------------------------------------------------------------------
                   Maine--.9%
        1,000M     Maine Health & Higher Educ. Auth. Rev. 5% 7/1/2022                               1,071,250
--------------------------------------------------------------------------------------------------------------
                   Massachusetts--1.7%
        1,000M     Springfield GO 5 1/4% 1/15/2022                                                  1,085,000
        1,000M     University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2013*                              1,101,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,186,250
--------------------------------------------------------------------------------------------------------------
                   Michigan--15.0%
        3,800M     Bay City School Dist. Bldg. & Site GO 5% 5/1/2025                                4,066,000
        2,000M     Detroit Water Supply Rev. 5 1/4% 7/1/2022                                        2,187,500
        1,760M     Garden City School District GO 5% 5/1/2023                                       1,881,000
        1,105M     Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                   1,189,256
        1,625M     Grass Lake Cmnty. School District GO 5% 5/1/2031                                 1,714,375
        1,000M     Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                               1,053,750
        1,000M     Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
                     5 1/4% 1/1/2018                                                                1,071,250
        1,610M     New Haven Cmnty. School Bldg. & Site GO 5% 5/1/2025                              1,716,663
        3,600M     Southfield Public School Bldg. & Site Series "B" GO 5 1/8% 5/1/2021              3,883,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   18,763,294
--------------------------------------------------------------------------------------------------------------
                   Minnesota--4.2%
        5,000M     Western Minnesota Mun. Power Agy. Series "A" 5% 1/1/2030                         5,231,250
--------------------------------------------------------------------------------------------------------------
                   Missouri--4.3%
        2,900M     Columbia Spl. Oblig. Elec. Rev. 5% 10/1/2027                                     3,088,500
          200M     Liberty Sewer System Rev. 6.15%  2/1/2009*                                         211,750
        1,000M     Missouri Jt. Mun. Elec. Util. Rev. (Iatan 2 Proj.) 5% 1/1/2022                   1,072,500
          310M     Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
                     5.85% 6/1/2010*                                                                  333,250
          250M     St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019                     269,063
          375M     St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
                     5 3/4% 3/1/2010*                                                                 404,531
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,379,594
--------------------------------------------------------------------------------------------------------------
                   Nebraska--.9%
        1,000M     Municipal Energy Agency 5 1/4% 4/1/2021                                          1,075,000
--------------------------------------------------------------------------------------------------------------
                   New Jersey--2.0%
        2,350M     New Jersey State Educ. Facs. Auth. Rowan Univ. 5 1/8% 7/1/2021                   2,529,188
--------------------------------------------------------------------------------------------------------------
                   New York--2.9%
                   Camden Central School District General Obligations:
          725M       5 1/2% 3/15/2016                                                                 797,500
          250M       5 1/2% 3/15/2017                                                                 275,000
        2,500M     New York State Thruway Auth. Rev. 4 3/4% 1/1/2030                                2,587,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,660,000
--------------------------------------------------------------------------------------------------------------
                   North Carolina--1.7%
        1,000M     Burke Cnty. Community College (Western Piedmont) COP
                     5% 4/1/2022                                                                    1,070,000
        1,000M     University of North Carolina (Wilmington Student Hsg. Proj.) 5% 6/1/2022         1,062,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,132,500
--------------------------------------------------------------------------------------------------------------
                   North Dakota--1.2%
        1,400M     North Dakota State Brd. Higher Educ. Rev. (Wellness Proj.) 5% 4/1/2029           1,471,750
--------------------------------------------------------------------------------------------------------------
                   Ohio--12.6%
        1,255M     Akron Sewer System Rev. 5 1/4% 12/1/2020                                         1,355,400
        2,500M     Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                  2,640,625
        2,130M     Butler Cnty. GO 5% 12/1/2026                                                     2,281,763
        1,380M     Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020           1,499,025
        2,975M     Marysville School District GO 5% 12/1/2026                                       3,168,375
        1,510M     Marysville Wastwater Treatment System Rev. 5% 12/1/2022                          1,613,813
        1,500M     Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                               1,633,125
        1,000M     Ohio University Gen. Rcpts. Rev. 5% 12/1/2023                                    1,076,250
          450M     Youngstown GO 6% 12/1/2031                                                         492,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   15,761,126
--------------------------------------------------------------------------------------------------------------
                   Oregon--2.0%
        2,000M     Multnomah Cnty. School Dist. #7 (Reynolds) GO 5% 6/1/2030                        2,055,000
          500M     Oregon State Dept. of Administrative Services COP 5.65% 5/1/2007*                  511,040
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,566,040
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--3.1%
          525M     Erie GO 5 3/4% 5/15/2007*                                                          532,187
        1,200M     New Castle Sanitation Auth. Swr. 5% 6/1/2027                                     1,240,500
                   State Public School Bldg. Authority Revenue:
        1,000M       Philadelphia 5 1/4% 6/1/2024                                                   1,073,750
        1,000M       Richland 5% 11/15/2014*                                                        1,093,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,940,187
--------------------------------------------------------------------------------------------------------------
                   Puerto Rico--.7%
          895M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016            900,451
--------------------------------------------------------------------------------------------------------------
                   South Carolina--.9%
        1,000M     Hilton Head Island Rev. 5 1/8% 12/1/2022                                         1,068,750
--------------------------------------------------------------------------------------------------------------
                   Texas--8.5%
          405M     Austin Utility Systems Rev. 6% 11/15/2013                                          451,069
        5,000M     Houston Utility Systems Rev. 5 1/4% 5/15/2020                                    5,425,000
        1,035M     Lower Colorado River Authority 5% 5/15/2033                                      1,066,050
        1,250M     Tyler Ind. School District GO 5% 2/15/2028                                       1,315,625
        2,245M     Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026                                   2,404,955
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,662,699
--------------------------------------------------------------------------------------------------------------
                   Washington--.9%
        1,090M     King County Sewer Rev. 5 1/2% 1/1/2021                                           1,181,288
--------------------------------------------------------------------------------------------------------------
                   Wisconsin--4.3%
        5,000M     Wisconsin State GO 5% 5/1/2022                                                   5,400,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $119,311,067)                                       98.5%    123,517,685
Other Assets, Less Liabilities                                                            1.5       1,935,233
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $125,452,918
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                 6/15/2016       $10,000M      $(311,512)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$119,311,067.  Accumulated net unrealized appreciation on investments was $4,206,618, consisting of $4,210,794 gross unrealized appreciation and $4,176 gross unrealized depreciation.



Portfolio of Investments (unaudited)
ARIZONA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.8%
                   Certificates of Participation--15.6%
         $750M     Arizona Board Regents (Univ. Arizona Projs.) 5% 6/1/2024                          $797,813
          500M     Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                            535,000
          750M     Arizona State Univ. Research Infrastructure
                     5% 9/1/2026                                                                      793,125
          500M     University Arizona Student Facs. Rev. 5% 6/1/2024                                  529,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,655,313
--------------------------------------------------------------------------------------------------------------
                   Education--13.6%
          500M     Arizona State University Rev. Sys. 5.65% 7/1/2009*                                 531,875
        1,000M     Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                     5 1/4% 7/1/2018                                                                1,076,250
          640M     South Campus Group (Arizona St. Univ. Proj. South Campus)
                     5 5/8% 9/1/2023                                                                  708,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,316,125
--------------------------------------------------------------------------------------------------------------
                   General Obligations--26.5%
                   Maricopa County School District:
        1,000M       #41 (Gilbert) Zero Coupon 1/1/2008                                               956,250
          500M       #48 (Scottsdale) 4 3/4% 7/1/2022 (when-issued)                                   524,375
          525M       #80 (Chandler) 6 1/4% 7/1/2011                                                   586,031
        1,000M     Phoenix Series "B" 5 3/8% 7/1/2019                                               1,097,500
          750M     Pinal Cnty Uni. Sch. Dist. #43 Apache Jct. 5% 7/1/2025                             798,750
          500M     Yuma & La Paz Cntys. Cmnty. College Dist. 5% 7/1/2023                              537,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,500,406
--------------------------------------------------------------------------------------------------------------
                   Health Care--7.4%
          500M     Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
                     7% 12/1/2016                                                                     614,375
          600M     Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2010*                       647,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,261,625
--------------------------------------------------------------------------------------------------------------
                   Housing--1.0%
          150M     Phoenix Ind. Dev. Auth. (Ventana Palms Apts.) 6.1% 10/1/2019                       159,750
--------------------------------------------------------------------------------------------------------------
                   Transportation--2.3%
          385M     Phoenix Airport Rev. 6 1/4% 7/1/2012                                               385,400
--------------------------------------------------------------------------------------------------------------
                   Utilities--11.1%
          500M     Phoenix Civic Improvement Corp. Water Sys. Rev.
                     5 1/2% 7/1/2020                                                                  545,625
          500M     Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                      539,375
          750M     Pima County Sewer Rev. 5 3/8% 7/1/2014                                             796,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,881,875
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--20.3%
          750M     Downtown Phoenix Hotel Corp. 5% 7/1/2036                                           785,625
          250M     Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                  265,000
          465M     Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                501,038
          750M     Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                              815,625
        1,000M     Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                            1,087,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,454,788
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,839,584)                                        97.8%     16,615,282
Other Assets, Less Liabilities                                                            2.2         374,697
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $16,989,979
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swaps                                                        Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                       6/15/2011         $900M       $(12,798)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                  6/15/2016          900M        (28,036)
--------------------------------------------------------------------------------------------------------------
                                                                                       $1,800M       $(40,834)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$15,839,584.  Accumulated net unrealized appreciation on investments was $775,698, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------

                   MUNICIPAL BONDS--97.7%
                   Certificates of Participation--13.0%
         $500M     Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                      $590,000
          750M     Los Angeles Real Property Prog. 5.3% 4/1/2022                                      814,687
        1,200M     Riverside California 5% 9/1/2028                                                 1,254,000
        1,000M     West Contra Costa Healthcare 5 3/8% 7/1/2024                                     1,086,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,744,937
--------------------------------------------------------------------------------------------------------------
                   General Obligations--24.2%
        1,000M     El Camino Cmnty. College Dist. 4 3/4% 8/1/2031                                   1,023,750
          500M     Fontana School District 5 3/4% 5/1/2022                                            536,250
          650M     Jefferson Unified High Sch. Dist. (San Mateo Cnty.) 6 1/4% 2/1/2016                776,750
        1,000M     Napa Valley Unified School District 5% 8/1/2026                                  1,071,250
          750M     Natomas Unified School District 5.95% 9/1/2021                                     878,438
        1,000M     Oak Valley Hospital District 5% 7/1/2035                                         1,046,250
        1,000M     Sierra Jt. Community College Impt. Dist. #1 (Tahoe Truckee)
                     5% 8/1/2028                                                                    1,056,250
          500M     Walnut Valley School District 7.2% 2/1/2016                                        590,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,978,938
--------------------------------------------------------------------------------------------------------------
                   Transportation--6.4%
        1,000M     Port of Oakland Revenue Bonds Series "M" 5 1/4% 11/1/2020                        1,078,750
          700M     Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2010*                 761,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,840,000
--------------------------------------------------------------------------------------------------------------
                   Utilities--31.9%
          150M     Fresno Sewer Rev. 6 1/4% 9/1/2014                                                  173,812
        1,050M     Los Angeles Wastewater Sys. Rev. Series "A" 5% 6/1/2032                          1,095,937
        1,150M     Los Angeles Water & Power Rev. Series "B" 5 1/8% 7/1/2020                        1,234,812
          700M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              767,375
        2,000M     Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027                  2,072,500
        1,210M     San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.) 5 1/4% 12/1/2017              1,329,488
        1,525M     Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022                      1,704,188
          750M     South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                    836,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,214,362
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--22.2%
        1,000M     California State Public Works Board 6 1/2% 12/1/2008                             1,060,000
        1,000M     Long Beach Fing. Auth. Rev. 6% 11/1/2017                                         1,167,500
        1,105M     Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
                     5 1/4% 11/1/2020                                                               1,234,838
        1,000M     Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020                   1,077,500
          700M     San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                            832,125
        1,000M     Vernon Redevelopment Agy. Tax Alloc. 5% 9/1/2035                                 1,047,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,419,463
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,546,013)                                                  28,197,700
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
                   Adjustable Rate Notes **
          300M     Irvine Ranch Water District 3.56%                                                  300,000
          100M     Puerto Rico Commonwealth Govt. Dev. Bank 3.59%                                     100,000
--------------------------------------------------------------------------------------------------------------
Total Value of Short Term-Tax Investments (cost $400,000)                                             400,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,946,013)                                   99.1%    28,597,700
Other Assets, Less Liabilities                                                              .9        266,772
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $28,864,472
==============================================================================================================


                                                                     Expiration       Notional     Unrealized
Interest Rate Swaps                                                        Date         Amount   Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                                 6/15/2013         $1,500M      $(32,000)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                 6/15/2016          2,500M       (77,878)
--------------------------------------------------------------------------------------------------------------
                                                                                        $4,000M     $(109,878)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$26,946,013.  Accumulated net unrealized appreciation on investments was $1,651,687, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
COLORADO INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
 Principal
    Amount         Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.4%
                   Certificates of Participation--5.2%
         $250M     Broomfield Open Space 5 1/2% 12/1/2020                                            $267,500
          200M     Greeley Building Auth. 5.6% 11/1/2019                                              214,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      482,000
--------------------------------------------------------------------------------------------------------------
                   Education--6.4%
          200M     Colorado School of Mines Auxiliary Facs. Rev. 5 1/4% 12/1/2020                     215,500
          350M     University of Northern Colorado Rev. 5 1/2% 6/1/2018                               376,250
--------------------------------------------------------------------------------------------------------------
                                                                                                      591,750
--------------------------------------------------------------------------------------------------------------
                   General Obligations--43.3%
          500M     Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
                      5 1/8% 12/1/2021                                                                540,000
        1,000M     Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019                          1,078,750
          200M     Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                      221,000
          250M     Aspen Fire Protection Dist. 5% 12/1/2026                                           268,125
          250M     Centennial Downs Met. District 5% 12/1/2028                                        263,438
          200M     Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                               220,750
                   El Paso County School District:
          350M        #2 (Harrison) 5 1/2% 12/1/2018                                                  378,437
          250M        #20, 5 1/4% 12/15/2017                                                          270,313
          200M        #49 (Falcon) 5 1/2% 12/1/2009*                                                  219,750
          250M     Pueblo County School District #70, 5 1/4% 12/1/2022                                268,125
          250M     West Metro Fire Protection 5 1/4% 12/1/2022                                        275,312
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,004,000
--------------------------------------------------------------------------------------------------------------
                   Health Care--6.4%
          200M     Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*                 214,000
          350M     Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015                 381,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      595,500
--------------------------------------------------------------------------------------------------------------
                   Utilities--14.6%
          200M     Boulder Water & Sewer Rev. 5.6% 12/1/2016                                          215,250
          200M     Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019                   215,500
                   Colorado Water Resources & Power Dev. Authority
                      Small Water Resources Rev. Series "A":
          200M         5 3/4% 11/1/2017                                                               216,000
          250M         5 1/4% 11/1/2021                                                               268,750
          400M     Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                              433,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,349,000
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--22.5%
          250M     Denver Convention Center (Hotel Auth. Rev.) 5% 12/1/2035                           262,188
          250M     Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                       268,750
                   Larimer County Sales & Use Tax Revenue:
          280M        5 1/4% 12/15/2016                                                               303,800
          400M        5 1/2% 12/15/2018                                                               441,500
          250M     Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                               269,062
          500M     Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                  537,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,082,800
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,591,432)                                         98.4%      9,105,050
Other Assets, Less Liabilities                                                            1.6         150,407
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%     $9,255,457
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 4.122% with Citibank, N.A.                                   6/15/2016         $500M        $(15,576)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$8,591,432.  Accumulated net unrealized appreciation on investments was $513,618, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
 Principal
    Amount         Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.1%
                   Education--16.2%
                   Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
       $1,000M       Fairfield Univ. 5 5/8% 7/1/2009*                                              $1,063,750
        1,000M       Miss Porters School 5% 7/1/2036                                                1,061,250
        1,235M       Trinity College Series "H" 5% 7/1/2019                                         1,322,994
        1,100M     University of Connecticut 5 1/8% 2/15/2020                                       1,181,125
                   University of Connecticut Student Fees Rev. Series "A":
          600M       5 1/4% 11/15/2021                                                                654,000
        1,000M       5% 11/15/2029                                                                  1,057,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,340,619
--------------------------------------------------------------------------------------------------------------
                   General Obligations--41.5%
          500M     Branford 5% 5/15/2014                                                              536,250
                   Bridgeport:
          750M        Series "A" 6 1/8% 7/15/2010*                                                    825,000
        1,000M        Series "A" 5 3/8% 8/15/2019                                                   1,086,250
        1,500M        Series "B" 5% 12/1/2023                                                       1,605,000
                   Connecticut State:
          690M        Series "E" 6% 3/15/2012                                                         771,937
        1,020M        Series "F" 5% 10/15/2021                                                      1,083,750
        1,090M     Cromwell 5% 6/15/2020                                                            1,159,487
        1,000M     Glastonbury 5% 6/15/2021                                                         1,076,250
        1,650M     Hartford 5% 8/15/2019                                                            1,759,312
        1,000M     Hartford County Met. Dist. 5% 5/1/2024                                           1,065,000
          800M     New Britain 6% 3/1/2012                                                            865,000
                   New Haven:
          535M        6% 11/1/2009*                                                                   578,469
          470M        5 1/4% 11/1/2013                                                                502,312
          395M        5% 11/1/2017                                                                    425,613
        1,445M     North Haven 5% 7/15/2019                                                         1,611,175
        1,250M     Waterbury 5% 4/1/2021                                                            1,317,188
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,267,993
--------------------------------------------------------------------------------------------------------------
                   Health Care--21.1%
                   Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
          450M       Bridgeport Hospital 6 1/2% 7/1/2012                                              450,513
          400M       Child Care Facilities Program 5 1/2% 7/1/2019                                    425,500
        2,165M       Children's Medical Center Series "B" 5% 7/1/2021                               2,297,606
        1,500M       Connecticut State University System 5% 11/1/2033                               1,561,875
          700M       New Britain General Hospital 6 1/8% 7/1/2014                                     700,686
                     Village Families & Children Series "A":
          370M         5% 7/1/2015                                                                    396,825
          385M         5% 7/1/2016                                                                    412,912
          405M         5% 7/1/2017                                                                    433,350
        1,000M       Yale-New Haven Hospital 5% 7/1/2031                                            1,063,750
          500M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      6 1/4% 7/1/2016                                                                 503,045
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,246,062
--------------------------------------------------------------------------------------------------------------
                   Housing--1.3%
          500M     Connecticut State Housing Finance Authority
                      5.85% 6/15/2030                                                                 529,375
--------------------------------------------------------------------------------------------------------------
                   Transportation--3.4%
                   Connecticut State Special Tax Obligation Revenue
                      Transportation Infrastructure:
          250M          6 1/8% 9/1/2012                                                               275,625
        1,000M          5% 12/1/2021                                                                1,060,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,335,625
--------------------------------------------------------------------------------------------------------------
                   Utilities--14.2%
                   Puerto Rico Electric Power Authority Revenue:
          750M       5 3/8% 7/1/2017                                                                  822,188
          250M       5 1/4% 7/1/2022                                                                  270,000
          250M       5 1/4% 7/1/2029                                                                  265,313
        1,000M       5%  7/1/2035                                                                   1,057,500
        2,000M     South Central Connecticut Regional Water Authority 5% 8/1/2033                   2,102,500
        1,000M     Stamford Connecticut Water Pollution 4 3/4% 9/15/2036                            1,023,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,541,251
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--1.4%
          545M     Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                    545,529
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds  (cost $37,346,312)                                   99.1%         38,806,454
Other Assets, Less Liabilities                                                         .9             361,172
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%        $39,167,626
==============================================================================================================

                                                         Expiration           Notional             Unrealized
Interest Rate Swap                                             Date             Amount           Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 4.122% with Citibank, N.A.                      6/15/2016            $3,000M               $(93,453)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$37,346,312.  Accumulated net unrealized appreciation on investments was $1,460,142, consisting of $1,464,349 gross unrealized appreciation and $4,207 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FLORIDA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
 Principal
    Amount         Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.8%
                   Education--3.3%
       $1,000M     Broward Cnty. Edl. Facs. Auth. Rev. (Nova Southeastern Univ.)
                     5% 4/1/2036                                                                   $1,047,500
--------------------------------------------------------------------------------------------------------------
                   General Obligations--4.8%
        1,000M     Miami Homeland Defense 5 1/2% 1/1/2020                                           1,080,000
          415M     North Springs Improvement District 7% 10/1/2009                                    455,981
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,535,981
--------------------------------------------------------------------------------------------------------------
                   Transportation--6.8%
        1,000M     Miami-Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014                        1,091,250
        1,000M     St. John's County Transportation Impt. 5% 10/1/2023                              1,057,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,148,750
--------------------------------------------------------------------------------------------------------------
                   Utilities--44.7%
        1,000M     Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026                   1,090,000
        1,000M     Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                        1,161,250
        1,000M     Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                1,062,500
        1,000M     Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                         1,092,500
        1,000M     Lakeland Electric & Water Rev. 6.05% 10/1/2014                                   1,158,750
        1,000M     Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                      1,062,500
        1,000M     Palm Bay Utility Rev. 5 1/4% 10/1/2018                                           1,095,000
        1,000M     Peace River/Manasota Regl. Water Supply Auth. 5% 10/1/2025                       1,067,500
        1,000M     Plant City Utility System Rev. 6% 10/1/2015                                      1,132,500
        1,000M     Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev. 5% 10/1/2029                   1,056,250
        1,000M     Sarasota County Utility System Rev. 5 1/4% 10/1/2020                             1,076,250
        1,000M     Stuart Utilities Rev. 5 1/4% 10/1/2020                                           1,090,000
        1,000M     Tallahassee Energy System Rev. 5% 10/1/2028                                      1,060,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   14,205,000
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--39.2%
        1,380M     DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                          1,499,025
                   Florida Municipal Loan Council Revenue:
        1,000M       5 1/4% 11/1/2019                                                               1,083,750
        1,000M       5 3/8% 11/1/2025                                                               1,066,250
        1,105M     Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                   1,165,775
        2,000M     Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                     2,175,000
                   Osceola County Tourist Development Tax Revenue:
        1,000M       5 1/2% 10/1/2017                                                               1,093,750
        1,000M       5 1/2% 10/1/2018                                                               1,092,500
        1,000M     Pasco County Sales Tax Rev. 5% 12/1/2020                                         1,068,750
        1,000M     St. Augustine Capital Improvement 5% 10/1/2024                                   1,063,750
        1,000M     Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                     5 3/4% 10/1/2020                                                               1,162,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   12,471,050
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,633,686)                                    98.8%         31,408,281
Other Assets, Less Liabilities                                                        1.2             372,364
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%        $31,780,645
==============================================================================================================

                                                            Expiration         Notional            Unrealized
Interest Rate Swaps                                               Date           Amount          Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.976% with Citibank, N.A.                         6/15/2013          $1,600M              $(34,133)
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 4.122% with Citibank, N.A.                         6/15/2016           3,200M               (99,684)
--------------------------------------------------------------------------------------------------------------
                                                                                $4,800M             $(133,817)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$29,633,686.  Accumulated net unrealized appreciation on investments was $1,774,595, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
GEORGIA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
 Principal
    Amount         Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.7%
                   Certificates of Participation--4.5%
         $500M     Gwinnett County Dev. Auth. Pub. Schs. Proj. 5 1/4% 1/1/2019                       $543,750
--------------------------------------------------------------------------------------------------------------
                   Education--20.8%
          500M     Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036                                524,375
          250M     Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022                 269,687
          500M     Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                          547,500
                   Fulton County Development Authority Revenue:
          350M       Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                    384,125
          250M       Morehouse College 6 1/4% 12/1/2021                                               277,188
          500M     Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                           541,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,544,750
--------------------------------------------------------------------------------------------------------------
                   General Obligations--1.1%
          130M     Atlanta 5 3/8% 12/1/2018                                                           137,638
--------------------------------------------------------------------------------------------------------------
                   Health Care--16.7%
          500M     Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                    539,375
          500M     Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                  543,125
          525M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                  528,197
          400M     Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                   432,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,042,697
--------------------------------------------------------------------------------------------------------------
                   Utilities--43.8%
                   Atlanta Water & Wastewater & Sewer Revenue:
          210M        5 1/2% 11/1/2017                                                                238,875
          500M        5% 11/1/2037                                                                    523,125
          230M     Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                        273,988
          250M     Cairo Combined Public Utility Rev. 5% 1/1/2024                                     265,625
                   Columbia County Water & Sewer Revenue:
          250M        6 1/4% 6/1/2010*                                                                273,125
          400M        5% 6/1/2024                                                                     425,000
          500M     Commerce Water & Sewer Rev. 5% 12/1/2025                                           531,250
          250M     East Point Water & Sewer Rev. 5% 2/1/2023                                          266,875
          500M     Fayetteville Water & Sewer Rev. 5% 11/1/2021                                       531,875
          250M     Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                 273,750
          100M     Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   112,375
                   Georgia Municipal Gas Authority Revenue:
                     Buford Project:
           80M        6.8% 11/1/2009                                                                   80,182
          250M        5 1/2% 11/1/2012                                                                268,750
          100M       Warner Robins Series "B" 5.8% 1/1/2015                                           101,493
          200M     Newnan Water Sewer & Light Comm. Pub. Utils. Rev. 5% 1/1/2015                      214,500
          400M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              438,500
          500M     Upper Oconee Basin Water Auth. 5% 7/1/2026                                         531,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,350,538
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--10.8%
          250M     Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*                          268,437
          500M     Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018                  566,250
          250M     College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2010*                   274,375
          200M     Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                     6 1/4% 6/1/2010*                                                                 220,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,329,312
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,353,827)                                       97.7%      11,948,685
Other Assets, Less Liabilities                                                           2.3          278,579
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%     $12,227,264
==============================================================================================================

                                                                Expiration       Notional          Unrealized
Interest Rate Swap                                                    Date         Amount        Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 4.122% with Citibank, N.A.                             6/15/2016        $1,200M            $(37,381)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$11,353,827.  Accumulated net unrealized appreciation on investments was $594,858, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
MARYLAND INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
 Principal
    Amount         Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.2%
                   Certificates of Participation--3.1%
         $750M     Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                           $809,062
--------------------------------------------------------------------------------------------------------------
                   Education--21.2%
                   Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
        1,000M      Univ. MD-Baltimore Cnty. 5% 7/1/2035                                            1,052,500
        1,000M      Univ. MD-College Park 5% 6/1/2026                                               1,067,500
          750M     Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                    (Univ. MD-College Park) 5 3/8% 7/1/2016                                           806,250
          500M     Morgan State University Academic & Auxiliary
                    Facilities Fees Revenue 6.05% 7/1/2015                                            564,375
          750M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                    University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                 811,875
        1,100M     St. Mary's College Rev. 5% 9/1/2024                                              1,175,625
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,478,125
--------------------------------------------------------------------------------------------------------------
                   General Obligations--19.0%
          700M     Baltimore Maryland 5 1/2% 10/15/2015                                               798,000
        1,000M     Ocean City 5% 3/1/2021                                                           1,052,500
        1,000M     Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2009*                              1,063,750
        1,000M     St. Mary's County Hospital 5% 10/1/2020                                          1,072,500
          350M     Wicomico County 5 1/2% 12/1/2016                                                   373,188
          500M     Worcester County 5 5/8% 3/1/2010*                                                  538,125
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,898,063
--------------------------------------------------------------------------------------------------------------
                   Health Care--16.3%
                   Maryland State Health & Higher Educ. Facs.:
                    Anne Arundel Health System:
        1,000M        5% 7/1/2024                                                                   1,061,250
        1,000M        5% 7/1/2034                                                                   1,048,750
        1,250M      University of Maryland Med. Sys. 5% 7/1/2024                                    1,326,562
          500M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                    6 1/4% 7/1/2016                                                                   503,045
          250M     Takoma Park Hospital Facs. (Adventist Hosp.) 6 1/2% 9/1/2012                       274,688
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,214,295
--------------------------------------------------------------------------------------------------------------
                   Housing--3.4%
          340M     Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                    5 7/8% 7/1/2016                                                                   347,745
          500M     Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                           526,250
--------------------------------------------------------------------------------------------------------------
                                                                                                      873,995
--------------------------------------------------------------------------------------------------------------
                   Transportation--4.2%
        1,000M     Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                     5% 7/1/2022                                                                    1,070,000
--------------------------------------------------------------------------------------------------------------
                   Utilities--18.4%
                   Baltimore Wastewater Utilities Revenue Series "A":
          500M       5 1/2% 7/1/2010*                                                                 534,375
        1,090M       5% 7/1/2020                                                                    1,152,675
                   Puerto Rico Electric Power Auth. Revenue:
        1,350M       5 3/8% 7/1/2017                                                                1,479,938
        1,500M       5 1/4% 7/1/2029                                                                1,591,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,758,863
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--13.6%
        1,020M     Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                     5 1/8% 7/1/2022                                                                1,105,425
                   Baltimore Convention Center Revenue:
          250M       5 1/2% 9/1/2014                                                                  263,750
        1,000M       5% 9/1/2032                                                                    1,058,750
        1,000M     Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                  1,080,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,507,925
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,391,405)                                   99.2%          25,610,328
Other Assets, Less Liabilities                                                        .8              199,897
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%         $25,810,225
==============================================================================================================

                                                         Expiration          Notional              Unrealized
Interest Rate Swaps                                            Date            Amount            Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.863% with JPMorgan Chase Bank, N.A.           6/15/2011           $1,000M                $(14,221)
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 4.122% with Citibank, N.A.                      6/15/2016            2,000M                 (62,302)
--------------------------------------------------------------------------------------------------------------
                                                                              $3,000M                $(76,523)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$24,391,405.  Accumulated net unrealized appreciation on investments was $1,218,923, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
 Principal
    Amount         Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.8%
                   Education--21.6%
       $1,000M     Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                   $1,076,250
        1,000M     Massachusetts State Dev. Fin. Agy. Rev. (Boston Univ.)                           1,056,250
                     5% 10/1/2035
                   Massachusetts State Hlth. & Educ. Facs. Auth. Rev.:
        1,215M       5% 8/15/2022                                                                   1,297,013
        1,000M       5% 10/1/2029                                                                   1,055,000
        1,000M     University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                     1,181,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,665,763
--------------------------------------------------------------------------------------------------------------
                   General Obligations--44.1%
        1,000M     Holliston 5 1/4% 4/1/2018                                                        1,087,500
        1,000M     Lawrence 5 1/4% 3/15/2018                                                        1,085,000
        1,000M     Massachusetts State 5% 3/1/2024                                                  1,065,000
        1,155M     Quaboag Regional School District 5 1/2% 6/1/2017                                 1,235,850
                   Springfield:
        1,000M       6% 10/1/2009*                                                                  1,078,750
        1,000M       5 3/8% 8/1/2017                                                                1,081,250
        1,000M       5 1/4% 1/15/2023                                                               1,076,250
          600M     Tantasqua Regional School District 5% 8/15/2010*                                   636,750
        1,000M     Westborough 5% 11/15/2019                                                        1,068,750
        1,040M     Westford 5 1/8% 4/1/2017                                                         1,110,200
        1,000M     Worcester 5 1/2% 8/15/2017                                                       1,072,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   11,597,800
--------------------------------------------------------------------------------------------------------------
                   Health Care--6.6%
        1,000M     Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                      1,038,750
          660M     Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                          706,200
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,744,950
--------------------------------------------------------------------------------------------------------------
                   Transportation--4.1%
        1,000M     Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                              1,071,250
--------------------------------------------------------------------------------------------------------------
                   Utilities--18.3%
        1,000M     Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                            1,077,500
        1,455M     Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                               1,584,131
        1,000M     Massachusetts State Water Resource Auth. 5% 8/1/2023                             1,080,000
        1,000M     Springfield Water & Sewer Rev. 5% 7/15/2024                                      1,071,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,812,881
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--4.1%
        1,000M     Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                         1,063,750
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,568,881)                                98.8%             25,956,394
Other Assets, Less Liabilities                                                    1.2                 320,738
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%            $26,277,132
==============================================================================================================

                                                         Expiration       Notional                 Unrealized
Interest Rate Swaps                                            Date         Amount               Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.863% with Citibank, N.A.                      6/15/2011        $1,300M                   $(18,487)
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 4.122% with Citibank, N.A.                      6/15/2016         1,000M                    (31,151)
--------------------------------------------------------------------------------------------------------------
                                                                           $2,300M                   $(49,638)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$24,568,881.  Accumulated net unrealized appreciation on investments was $1,387,513, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS-101.5%
                   General Obligations--74.2%
       $1,000M     Bay City School District 5% 5/1/2025                                            $1,070,000
        1,000M     Detroit Series "B" 5% 4/1/2025                                                   1,057,500
        1,725M     Eaton Rapids Public Schools 5 1/4% 5/1/2022                                      1,867,313
        1,650M     Ecorse Public School District 5% 5/1/2027                                        1,757,250
        1,105M     Ferndale Public Schools 5% 5/1/2023                                              1,169,919
        1,100M     Fraser Public School District 5% 5/1/2024                                        1,171,500
        1,600M     Galesburg-Augusta Community Schools 5% 5/1/2024                                  1,702,000
        1,000M     Godwin Heights Public School District 5 5/8% 5/1/2010*                           1,070,000
        1,000M     Grand Blanc Community School District 5 5/8% 5/1/2015                            1,086,250
        1,040M     Grand Rapids Building Authority 5 3/4% 8/1/2015                                  1,118,000
        1,000M     Gull Lake Community School District Zero Coupon 5/1/2013                           720,000
        1,000M     Hartland School District 5% 5/1/2022                                             1,062,500
        1,575M     Jenison Public School District 5 1/2% 5/1/2018                                   1,716,750
        1,090M     Kenowa Hills Public Schools 5% 5/1/2025                                          1,159,488
        1,000M     Montrose Township School District 6.2% 5/1/2017                                  1,170,000
        1,000M     Newaygo Public Schools 5 3/4% 5/1/2010*                                          1,071,250
        1,400M     Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2009*                            1,498,000
        1,000M     Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025                      1,057,500
        1,210M     Woodhaven Brownstown School District 5% 5/1/2023 (when-issued)                   1,287,137
--------------------------------------------------------------------------------------------------------------
                                                                                                   23,812,357
--------------------------------------------------------------------------------------------------------------
                   Health Care--8.3%
                   Michigan State Hospital Finance Authority Revenue:
        1,000M       Mercy Mount Clemens 5 3/4% 5/15/2017                                           1,061,250
          535M       St. John's Hospital 6% 5/15/2008                                                 545,031
        1,000M     Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013                 1,057,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,663,781
--------------------------------------------------------------------------------------------------------------
                   Utilities--19.0%
        1,000M     Detroit Sewage Disposal System Rev. 5% 7/1/2030                                  1,052,500
        1,275M     Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                 1,525,219
                   Michigan State Strategic Fund (Detroit Edison Co.):
        1,350M       6.95% 5/1/2011                                                                 1,533,937
        1,000M       7% 5/1/2021                                                                    1,307,500
          500M     Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                     6.95% 9/1/2022                                                                   663,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,082,906
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $ 30,570,429)                                                 32,559,044
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
          300M     University of Michigan Hospital Series "A"
                     Adjustable Rate Note 3.8%** (cost $300,000)                                      300,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $30,870,429)                           102.4%           32,859,044
Excess of Liabilities Over Other Assets                                            (2.4)             (773,495)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%          $32,085,549
==============================================================================================================


                                                                  Expiration   Notional            Unrealized
Interest Rate Swaps                                                     Date     Amount          Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.863% with JPMorgan Chase Bank, N.A.                    6/15/2011    $1,600M              $(22,753)
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.976% with Citibank, N.A.                               6/15/2013     1,600M               (34,134)
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 4.122% with Citibank, N.A.                               6/15/2016     2,000M               (62,302)
--------------------------------------------------------------------------------------------------------------
                                                                                $5,200M             $(119,189)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$30,870,429.  Accumulated net unrealized appreciation on investments was $1,988,615, consisting of $1,989,813 gross unrealized appreciation and $1,198 gross unrealized depreciation.



Portfolio of Investments (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.9%
                   Education--6.7%
         $600M     Minnesota State Colleges & Univ. 5% 10/1/2021                                     $643,500
          400M     University of Minnesota 5 3/4% 7/1/2017                                            468,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,112,000
--------------------------------------------------------------------------------------------------------------
                   General Obligations--64.1%
          400M     Becker Ind. School District #726, 6% 2/1/2017                                      430,000
          325M     Bloomington Ind. School District #271, 5 1/8% 2/1/2015                             348,156
          500M     Crow Wing County Jail Series "B" 5% 2/1/2021                                       534,375
          200M     Delano Ind. School District #879, 5.6% 2/1/2015                                    215,750
                   Eagan Recreational Facilities Series "A":
          450M        5% 2/1/2015                                                                     478,125
          250M        5% 2/1/2016                                                                     265,000
          300M     Elk River Ind. School District #728, 5 1/2% 2/1/2021                               322,125
          300M     Farmington Ind. School District #192 Series "B" 5% 2/1/2022                        320,250
                   Lake Superior Ind. School District #381 Series "A":
          465M        5% 4/1/2018                                                                     498,713
          500M        5% 4/1/2019                                                                     536,250
          280M     Lakeville 5 1/2% 2/1/2011                                                          280,193
          405M     Lino Lakes 5.7% 2/1/2012                                                           407,924
          260M     Mahtomedi Ind. School District #832, 5% 2/1/2017                                   275,600
        1,160M     Minneapolis Special School District #1, 5% 2/1/2020                              1,231,050
          750M     Montgomery School District #394, 5% 2/1/2025                                       803,438
          500M     Moorhead Series "A" 5% 2/1/2027                                                    533,750
          750M     New Brighton Series "A" 5% 2/1/2032                                                798,750
                   Pequot Lakes Ind. School District #186:
          250M        5% 2/1/2016                                                                     265,000
          250M        5 1/8% 2/1/2018                                                                 266,562
          250M     Rosemount School District #196, 5% 2/1/2023                                        267,500
          250M     Sauk Rapids Ind. School District 5% 2/1/2022                                       268,750
                   St. Paul Ind. School District #625:
          250M        5 5/8% 2/1/2015                                                                 261,250
          400M        5% 2/1/2017                                                                     426,500
          535M     Upsala Ind. School District #487, 5% 2/1/2020                                      567,769
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,602,780
--------------------------------------------------------------------------------------------------------------
                   Health Care--8.8%
          500M     Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017          548,750
          350M     Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                     5 1/4% 2/15/2014                                                                 371,000
          500M     St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                               538,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,458,500
--------------------------------------------------------------------------------------------------------------
                   Housing--2.6%
          400M     Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                     5.9% 10/20/2019                                                                  422,500
--------------------------------------------------------------------------------------------------------------
                   Transportation--6.3%
                   Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
          500M       5% 1/1/2028                                                                      521,875
          500M       5% 1/1/2029                                                                      527,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,049,375
--------------------------------------------------------------------------------------------------------------
                   Utilities--9.4%
          400M     Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                     5.4% 1/1/2016                                                                    422,000
                   Western Minnesota Municipal Power Agency:
          325M        5 1/2% 1/1/2011                                                                 338,000
          500M        5 1/2% 1/1/2015                                                                 534,375
          250M        5% 1/1/2030                                                                     261,562
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,555,937
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,477,193)                                        97.9%     16,201,092
Other Assets, Less Liabilities                                                            2.1         352,215
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $16,553,307
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 4.122% with Citibank, N.A.                                   6/15/2016        $1,000M       $(31,151)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was $15,477,193.
Accumulated net unrealized appreciation on investments was $723,899, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
MISSOURI INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.4%
                   Education--6.0%
         $125M     Bowling Green School District 5.85% 3/1/2010*                                     $134,219
          500M     Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025                 544,375
          150M     Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3% 4/1/2015            161,063
          150M     Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                     5 1/2% 4/1/2018                                                                  160,125
--------------------------------------------------------------------------------------------------------------
                                                                                                      999,782
--------------------------------------------------------------------------------------------------------------
                   General Obligations--28.4%
          500M     Camdenton Reorg. Sch. Dist. #R-III Camden Cnty. 5 1/4% 3/1/2021                    547,500
          400M     Cass County Reorg. School District #2, 5 1/2% 3/1/2017                             434,000
          350M     Clay County Pub. School District #53, 5% 3/1/2017                                  370,125
          500M     Fort Zumwalt School District 5% 3/1/2023                                           536,250
          100M     Jefferson County School District #6, 6% 3/1/2014                                   107,625
          150M     Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                         159,375
          140M     Maplewood Richmond Heights School District
                      5 1/4% 3/1/2016                                                                 149,800
          500M     Miller County School District #2, 5% 3/1/2021                                      538,125
          500M     Neosho Reorg. School District #R5, 5% 3/1/2022                                     538,750
          500M     Nixa School District #R2, 5 1/4% 3/1/2025                                          547,500
          125M     St. Joseph's School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019                      134,531
          100M     St. Louis County Pattonville R-3 School Dist.
                     (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                             107,875
          250M     Washington School District 5% 3/1/2015                                             266,562
          250M     Wentzville School District #4, 5% 3/1/2022                                         264,062
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,702,080
--------------------------------------------------------------------------------------------------------------
                   Health Care--7.2%
          400M     Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                         421,500
          140M     Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
                     6 3/4% 5/15/2011                                                                 158,550
          500M     North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                           527,500
           80M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                   80,487
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,188,037
--------------------------------------------------------------------------------------------------------------
                   Transportation--5.4%
          400M     Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                     5 1/4% 10/1/2019                                                                 434,000
          125M     Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                135,313
                   St. Louis Airport Revenue:
          155M       5.3% 7/1/2011*                                                                   166,625
          150M       5 1/8% 7/1/2015                                                                  156,563
--------------------------------------------------------------------------------------------------------------
                                                                                                      892,501
--------------------------------------------------------------------------------------------------------------
                   Utilities--22.3%
        1,000M     Columbia Spl. Oblig. Elec. Rev. 5% 10/1/2029                                     1,067,500
          250M     Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                        272,187
                   Missouri Jt. Mun. Elec. Util. Rev.:
          500M       5% 1/1/2021                                                                      537,500
          215M       Iatan 2 Project 5% 1/1/2022                                                      230,587
          250M     Missouri State Environmental Impt. & Energy Res. Auth.
                      5 1/2%  7/1/2014                                                                276,250
          250M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              274,062
        1,000M     Springfield Public Util. Elec. Rev. 4 3/4%  8/1/2029                             1,033,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,691,836
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--30.1%
          500M     Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr. 5% 8/15/2023                       528,750
          100M     Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                  102,375
          500M     Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020                        537,500
        1,000M     Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023                  1,076,250
          250M     Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                 263,125
          250M     Missouri State Board Public Buildings Series "A" 5% 5/1/2021                       261,563
                   Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
          500M        Hartman Heritage Center Phase II, 5% 4/1/2020                                   524,375
          125M        Midtown Redevelopment Project Series "A" 6% 4/1/2014                            134,844
          500M     Missouri State Regional Convention & Sports Complex Auth.
                     5 1/4% 8/15/2020                                                                 538,750
                   Springfield Public Building Corp. Leasehold Revenue:
          125M        Capital Improvement 5.6% 6/1/2014                                               132,500
          230M        Jordan Valley 5.85% 6/1/2014                                                    248,113
                   St. Louis Municipal Finance Corp. Leasehold Revenue:
          250M        Carnahan Courthouse Series "A"  5% 2/15/2012*                                   267,188
                      City Justice Center Series "A":
          125M          5 3/4% 2/15/2010*                                                             134,844
          225M          5 1/4% 2/15/2015                                                              243,562
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,993,739
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,880,047)                                        99.4%     16,467,975
Other Assets, Less Liabilities                                                             .6         104,128
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $16,572,103
==============================================================================================================

                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                 6/15/2016        $1,000M       $(31,151)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$15,880,047.  Accumulated net unrealized appreciation on investments was $587,928, consisting of $589,093 gross unrealized appreciation and $1,165 gross unrealized depreciation.



Portfolio of Investments (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.1%
                   Education--26.3%
                   New Jersey Educational Facilities Auth. Revenue:
       $2,125M       College of New Jersey Series "C" 5 3/8% 7/1/2016                              $2,310,937
        5,000M       Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                             5,318,750
        1,000M       Montclair State Univ. Series "A" 5% 7/1/2023                                   1,076,250
        1,800M       Rowan University Series "C" 5% 7/1/2022                                        1,917,000
        1,210M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     University Plaza Proj. Series "A" 5 5/8% 7/1/2013                              1,309,825
        1,000M     University of Medicine & Dentistry of New Jersey Series "A"
                     5 3/8% 12/1/2016                                                               1,090,000
                   University of Puerto Rico:
        1,715M       5 3/4% 6/1/2017                                                                1,837,194
        1,500M       5 3/4% 6/1/2018                                                                1,605,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,464,956
--------------------------------------------------------------------------------------------------------------
                   General Obligations--7.7%
        1,750M     Atlantic City Board of Education 6.1% 12/1/2015                                  2,075,938
        1,500M     Jersey City Series "B" 5% 9/1/2019                                               1,595,625
        1,000M     Washington Township Board of Education 5% 3/1/2029                               1,058,750
          100M     West Deptford 5 1/2% 9/1/2010*                                                     107,125
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,837,438
--------------------------------------------------------------------------------------------------------------
                   Health Care--6.6%
                   New Jersey State Health Care Facs. Fing. Authority:
        1,745M       General Hospital Center at Passaic 6% 7/1/2014                                 1,978,394
        1,000M       Meridian Health System Oblig. Group 5 5/8% 7/1/2014                            1,065,000
        1,000M       Riverview Medical Center 6 1/4%  7/1/2011                                      1,116,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,159,644
--------------------------------------------------------------------------------------------------------------
                   Housing--2.3%
        1,375M     New Jersey State Hsg. & Mtge. Fing. Agency Regency
                     Park Project 6.05% 11/1/2017                                                   1,454,062
--------------------------------------------------------------------------------------------------------------
                   Transportation--15.4%
        1,000M     Burlington County Bridge Commission 5 1/4% 8/15/2021                             1,073,750
        1,000M     Delaware River & Bay Authority 5 1/2% 1/1/2010*                                  1,068,750
        1,000M     Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                           1,063,750
        1,000M     New Jersey State Hwy. Auth. (Garden State Parkway)
                     6.2% 1/1/2010                                                                  1,058,750
        2,000M     New Jersey State Turnpike Auth. Rev.
                     5% 1/1/2035                                                                    2,055,000
        1,000M     Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                     5 1/4% 1/1/2020                                                                1,086,250
        2,100M     Port Authority of New York & New Jersey 125th Series
                     5% 10/15/2018                                                                  2,252,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,658,500
--------------------------------------------------------------------------------------------------------------
                   Utilities--11.0%
        1,000M     Bergen County Utilities Auth. Rev. 5% 12/15/2031                                 1,065,000
        1,150M     Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                               1,220,438
        1,250M     Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018                           1,335,937
                   Puerto Rico Electric Power Authority:
        1,000M      Series "HH" 5 1/4% 7/1/2029                                                     1,061,250
        2,000M      Series "II" 5 3/8% 7/1/2017                                                     2,192,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,875,125
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--29.8%
        2,900M     Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                     7.4% 7/1/2016                                                                  3,548,875
        2,000M     Cape May County Bridge Commission 5% 6/1/2032                                    2,115,000
        1,665M     Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                       2,166,581
                   Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
        1,000M       5 1/4% 6/1/2021                                                                1,088,750
        1,000M       5% 1/1/2025                                                                    1,071,250
        1,500M     Cumberland County Impt. Auth. Rev. 5 1/8% 1/01/2025                              1,623,750
        1,000M     Essex County Impt. Auth. Lease Rev.
                     (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                    1,062,500
        1,000M     Hudson County Impt. Auth. Lease Rev.
                     (County Services Bldg. Proj.) 5% 4/1/2035                                      1,056,250
        2,500M     New Jersey Economic Dev. Auth.
                     (Liberty State Park Proj.) 5% 3/1/2027                                         2,656,250
        1,000M     Passaic County Impt. Auth. Lease Rev.
                     (Preakness Healthcare Ctr. Proj.) 5% 5/1/2030                                  1,056,250
        1,155M     Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                             1,248,844
--------------------------------------------------------------------------------------------------------------
                                                                                                   18,694,300
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $58,493,713)                                         99.1%    62,144,025
Other Assets, Less Liabilities                                                              .9        559,049
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $62,703,074
==============================================================================================================


                                                                     Expiration       Notional     Unrealized
Interest Rate Swap                                                         Date         Amount   Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                 6/15/2016         $4,000M     $(124,605)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$58,493,713.  Accumulated net unrealized appreciation on investments was $3,650,312, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.5%
                   Education--27.9%
                   New York State Dormitory Authority Revenue:
                     City University:
       $3,955M         5 3/4% 7/1/2013                                                             $4,335,669
        3,000M         6% 7/1/2020                                                                  3,600,000
        2,350M       Colgate University 6% 7/1/2021                                                 2,828,813
                     Fashion Institution of Technology:
        1,000M         5 1/4% 7/1/2019                                                              1,091,250
        1,300M         5% 7/1/2029                                                                  1,373,125
                     New York University:
        1,610M         6% 7/1/2018                                                                  1,927,975
        2,205M         5% 7/1/2022                                                                  2,342,813
        1,885M         5% 7/1/2023                                                                  2,000,456
                     NYSARC Insured Series "A":
        1,425M         5 1/4% 7/1/2018                                                              1,542,562
        6,300M         5% 7/1/2026                                                                  6,717,375
        3,135M       Peekskill City School Districts 5% 10/1/2026                                   3,338,775
        2,715M       Rochester Institute of Technology 5 1/4% 7/1/2018                              2,918,625
                     School Districts Financing Program:
        3,550M         Series "A" 5 1/4% 4/1/2022                                                   3,878,375
        1,000M         Series "C" 5 1/4% 4/1/2021                                                   1,073,750
                     Special Act School Districts Program:
        1,375M         6% 7/1/2012                                                                  1,483,281
        1,460M         6% 7/1/2013                                                                  1,567,675
                     State Dormitory Facilities Series "A":
        1,185M         5% 7/1/2021                                                                  1,254,619
        1,820M         5% 7/1/2023                                                                  1,949,675
        1,500M       State University Educ. Facs. 5 1/4% 5/15/2021                                  1,678,125
--------------------------------------------------------------------------------------------------------------
                                                                                                   46,902,938
--------------------------------------------------------------------------------------------------------------
                   General Obligations--26.3%
                   Buffalo:
                     School District Series "B":
        1,130M         5 3/8% 11/15/2016                                                            1,234,525
        2,360M         5 3/8% 11/15/2017                                                            2,572,400
        2,620M         5 3/8% 11/15/2019                                                            2,852,525
        1,000M       School District Series "D" 5 1/2% 12/15/2015                                   1,082,500
        1,000M     Central Square Central School Dist. 5% 5/15/2017                                 1,072,500
        3,950M     Eastport South Manor Central Sch. Dist. 5% 6/15/2013*                            4,285,750
        1,000M     Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                           1,103,750
                   New York City:
        3,530M       Series "C" 5 5/8% 3/15/2012*                                                   3,891,825
                     Series "E":
        4,570M         5 3/4% 5/15/2010*                                                            4,958,450
        2,000M         5 3/4% 8/1/2018                                                              2,205,000
        2,500M       Series "F" 5 1/4% 8/1/2014                                                     2,684,375
        2,885M       Series "G" 5 3/4% 8/1/2018                                                     3,180,713
        1,680M     Niagara Falls Public Improvement 7 1/2% 3/1/2015                                 2,121,000
        1,395M     North Syracuse Central School Dist. Series "A" 5% 6/15/2018                      1,482,187
        1,000M     Red Hook Central School Dist. 5 1/8% 6/15/2017                                   1,073,750
        1,775M     Webster Central School District 5% 6/15/2019                                     1,908,125
                   Yonkers Series "A":
        1,900M       5 3/4% 10/1/2010*                                                              2,075,750
        1,345M       5 1/8% 7/1/2016                                                                1,442,512
        1,410M       5 1/4% 7/1/2017                                                                1,521,037
        1,480M       5 1/4% 7/1/2018                                                                1,592,850
--------------------------------------------------------------------------------------------------------------
                                                                                                   44,341,524
--------------------------------------------------------------------------------------------------------------
                   Health Care--.8%
        1,320M     New York State Dormitory Auth. Rev.
                     United Cerebral Palsy 5 1/8% 7/1/2021                                          1,415,700
--------------------------------------------------------------------------------------------------------------
                   Housing--1.4%
        2,265M     New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                2,312,452
--------------------------------------------------------------------------------------------------------------
                   Transportation--18.3%
                   Metropolitan Transit Authority of New York:
                     Transit Authority Revenue:
                       Series "A":
        2,500M           5% 11/15/2020                                                              2,653,125
        3,000M           4 3/4% 11/15/2030                                                          3,108,750
        5,000M         Series "B" 5 1/4% 11/15/2022                                                 5,425,000
        2,725M       Transit Dedicated Tax 5 1/8% 11/15/2020                                        2,915,750
        7,500M     New York State Thruway Auth. Gen. Rev.
                     Series "E" 4 3/4% 1/1/2030                                                     7,762,500
        1,500M     New York State Thruway Auth. Hwy. & Bridge Series "A"
                     6% 4/1/2010*                                                                   1,636,875
        6,800M     Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                          7,378,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   30,880,000
--------------------------------------------------------------------------------------------------------------
                   Utilities--19.7%
                   Long Island Power Auth. Elec. Sys. Revenue:
        5,000M       5% 12/1/2022                                                                   5,381,250
        1,700M       5% 12/1/2023                                                                   1,819,000
                   New York City Municipal Water Fin. Auth. Revenue:
        7,000M       5 1/2% 6/15/2010*                                                              7,542,500
        2,750M       6% 6/15/2021                                                                   3,358,438
        8,000M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                            8,770,000
        5,405M     Suffolk County Water Auth. Rev. 6% 6/1/2017                                      6,337,362
--------------------------------------------------------------------------------------------------------------
                                                                                                   33,208,550
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--4.1%
        2,500M     Nassau County Interim Fin. Auth.
                     5 3/4% 11/15/2010*                                                             2,715,625
        3,000M     New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                            3,232,500
          765M     New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                     7 3/8% 7/1/2016                                                                  902,700
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,850,825
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $155,458,235)                                                165,911,989
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.2%
          300M     Puerto Rico Commonwealth Govt. Dev. Bank
                     Adjustable Rate Note 3.59%** (cost $300,000)                                     300,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $155,758,235)                                 98.7%    166,211,989
Other Assets, Less Liabilities                                                            1.3       2,259,568
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $168,471,557
==============================================================================================================


                                                                       Expiration     Notional     Unrealized
Interest Rate Swaps                                                          Date       Amount   Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with Citibank, N.A.                                   6/15/2011       $8,000M     $(113,764)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                   6/15/2016       13,000M      (404,965)
--------------------------------------------------------------------------------------------------------------
                                                                                       $21,000M     $(518,729)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$155,758,235.  Accumulated net unrealized appreciation on investments was $10,453,754, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.8%
                   Certificates of Participation--28.8%
         $400M     Carteret County 5 5/8% 6/1/2020                                                   $428,000
                   Harnett County:
          500M       5 1/2% 12/1/2014                                                                 539,375
          500M       5 1/8% 12/1/2023                                                                 536,875
        1,000M     Lincoln County Middle School Proj. 5% 6/1/2022                                   1,075,000
        1,255M     Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                   1,367,950
        1,110M     North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                     1,202,963
        1,000M     Onslow County 5% 6/1/2024                                                        1,058,750
          250M     Pitt County 5 1/4% 4/1/2015                                                        265,937
        1,000M     Wilkes County 5% 6/1/2031                                                        1,055,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,529,850
--------------------------------------------------------------------------------------------------------------
                   Education--15.6%
                   Appalachian State University:
        1,000M       5% 7/15/2025                                                                   1,063,750
        1,000M       Series "A" 5 1/8% 5/1/2019                                                     1,075,000
          330M     Iredell County Public Facs. School Projs. 6% 6/1/2010*                             360,525
          500M     North Carolina Capital Facs. Fin. Agy. (Meredith College)
                     5 1/8% 6/1/2014                                                                  530,000
        1,000M     University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                         1,088,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,118,025
--------------------------------------------------------------------------------------------------------------
                   General Obligations--4.6%
          500M     Brunswick County 5 3/4% 5/1/2010*                                                  543,125
          400M     Johnston County 5% 6/1/2018                                                        425,500
          220M     Laurinburg Sanitation Swr. 5.3% 6/1/2012                                           224,512
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,193,137
--------------------------------------------------------------------------------------------------------------
                   Health Care--1.6%
          400M     North Carolina Medical Care Community Hosp. Rev.
                     Northeast Med. Ctr. 5 3/8% 11/1/2016                                             425,000
--------------------------------------------------------------------------------------------------------------
                   Transportation--8.2%
        1,000M     Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                1,083,750
                   Piedmont Triad Airport Authority Revenue:
          500M       5 1/2% 7/1/2009*                                                                 530,000
          500M       5 1/4% 7/1/2016                                                                  536,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,150,625
--------------------------------------------------------------------------------------------------------------
                   Utilities--38.4%
        1,000M     Asheville Water Sys. Rev. 5% 8/1/2025                                            1,065,000
          500M     Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*                           541,875
        1,080M     Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                            1,171,800
          250M     Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                             269,688
          250M     Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                        265,312
                   Greenville Combined Enterprise Sys. Revenue:
          250M       5 1/2% 9/1/2017                                                                  263,437
          250M       5 1/2% 9/1/2018                                                                  263,125
        1,000M     High Point Enterprise Sys. Rev. 5% 11/1/2024                                     1,063,750
        1,000M     Mooresville Enterprise Sys. Rev. 5% 5/1/2025                                     1,060,000
          200M     North Carolina Eastern Municipal Pwr. Agy. Rev. 5.6% 1/1/2010                      204,914
        1,000M     North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/2018          1,078,750
          650M     Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                               702,000
        1,000M     Shelby Enterprise Sys. Rev. 5% 5/1/2022                                          1,058,750
        1,000M     Union County Enterprise Sys. Rev. 5% 6/1/2029                                    1,050,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,058,401
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--1.6%
          250M     Cumberland County Finance Corp. Installment Pmt. Rev.
                     (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                  264,688
          140M     Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010               142,395
--------------------------------------------------------------------------------------------------------------
                                                                                                      407,083
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,813,252)                                        98.8%     25,882,121
Other Assets, Less Liabilities                                                            1.2         303,116
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $26,185,237
==============================================================================================================

                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                 6/15/2016        $1,300M       $(40,497)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was $24,813,252.
Accumulated net unrealized appreciation on investments was $1,068,869, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
OHIO INSURED TAX EXEMPT FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS - 98.8%
                   Education--18.3%
       $1,200M     Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020          $1,303,500
        1,000M     Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                         1,058,750
        1,000M     University Akron Gen. Receipts 6% 1/1/2010*                                      1,083,750
        1,000M     University Dayton Higher Education Facility 5% 12/1/2030                         1,066,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,512,250
--------------------------------------------------------------------------------------------------------------
                   General Obligations--67.4%
        1,000M     Adams County Valley Local School District 7% 12/1/2015                           1,176,250
        1,000M     Akron-Summit County Public Library 5% 12/1/2018                                  1,058,750
          500M     Avon Local School District 6 1/2% 12/1/2015                                        601,250
        1,000M     Beaver Creek Local School District 6.6% 12/1/2015                                1,178,750
          500M     Brecksville-Broadview Heights City School District
                     6 1/2% 12/1/2016                                                                 512,215
        1,000M     Central Solid Waste Auth. 5% 12/1/2022                                           1,063,750
        1,000M     Cleveland Municipal School District 5 1/4% 12/1/2023                             1,085,000
        1,000M     Dublin City School Dist. Fac. Construction & Improvement
                     5% 12/1/2021                                                                   1,062,500
        1,135M     Eaton City School District 5 3/8% 12/1/2018                                      1,247,082
        1,000M     Fairfield County 5% 12/1/2025                                                    1,062,500
          700M     Garfield Heights 6.3% 12/1/2014                                                    703,129
          655M     Jefferson County Jail Construction 5 3/4% 12/1/2019                                775,356
        1,000M     Licking County Joint Voc. School District 5% 12/1/2020                           1,056,250
        1,300M     Lorain 5 1/2% 12/1/2018                                                          1,426,750
        1,000M     Oakwood City School District 5% 12/1/2020                                        1,063,750
          180M     Shaker Heights City School District 7.1% 12/15/2010                                192,600
          500M     Wyoming City School District 5% 12/1/2022                                          536,250
          750M     Youngstown 6% 12/1/2031                                                            821,250
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,623,382
--------------------------------------------------------------------------------------------------------------
                   Health Care--2.1%
          500M     Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                     5 1/2% 9/1/2011                                                                  517,760
--------------------------------------------------------------------------------------------------------------
                   Utilities--2.2%
          500M     Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                     534,375
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--8.8%
        1,000M     Hamilton County Sales Tax 5 3/4% 12/1/2013                                       1,081,250
        1,000M     New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                    1,093,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,175,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,990,561)                                        98.8%     24,362,767
Other Assets, Less Liabilities                                                            1.2         296,132
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $24,658,899
==============================================================================================================

                                                                     Expiration       Notional      Unrealized
Interest Rate Swap                                                         Date         Amount    Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                                 6/15/2016        $1,200M       $(37,381)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$22,990,561.  Accumulated net unrealized appreciation on investments was $1,372,206, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
OREGON INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.2%
                   Certificates of Participation--9.6%
                   Oregon State Dept. of Administrative Services:
         $500M       5.65% 5/1/2007*                                                                 $511,040
          500M       5 1/4% 5/1/2017                                                                  538,750
        1,000M       5% 5/1/2021                                                                    1,070,000
        1,000M       5% 11/1/2030                                                                   1,058,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,178,540
--------------------------------------------------------------------------------------------------------------
                   Education--11.1%
          200M     Chemeketa Community College District 6.4% 7/1/2009                                 200,216
        1,250M     Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                1,345,312
                   Oregon State Facs. Authority Rev.:
        1,000M       College in Student Housing Proj. 5% 7/1/2035                                   1,048,750
        1,000M       Williamette Univ. Proj. 5 1/8% 10/1/2025                                       1,080,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,674,278
--------------------------------------------------------------------------------------------------------------
                   General Obligations--48.9%
        1,000M     Benton and Linn Counties School District #509J (Corvallis)
                     5% 6/1/2020                                                                    1,060,000
                   Clackamas Community College District:
        1,290M       5% 5/1/2023                                                                    1,385,137
        1,000M       5% 5/1/2024                                                                    1,072,500
        1,000M     Columbia Gorge Community College 5% 6/15/2023                                    1,066,250
        1,055M     Gresham 5 3/8% 6/1/2017                                                          1,149,950
          635M     Jefferson County School District #509J 5 1/4% 6/15/2019                            684,213
          245M     La Grande 5 5/8% 6/1/2011                                                          245,838
                   Linn County School District:
          250M       #9 (Lebanon) 6 1/8% 6/15/2010*                                                   272,188
          435M       #55, 5 1/2% 6/15/2011*                                                           471,431
        1,000M     Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035                            1,026,250
        1,000M     Oregon State Board Of Higher Education Series "A" 5% 8/1/2029                    1,065,000
          760M     Polk Marion & Benton Counties School District #13J
                     5 5/8% 6/15/2010*                                                                814,150
        1,170M     Rogue Community College District 5% 6/15/2024                                    1,246,050
                   Southwestern Community College District:
          600M       6.05% 6/1/2010*                                                                  651,000
        1,000M       5% 6/1/2030                                                                    1,058,750
          200M     Tillamook County 5.6% 1/15/2007*                                                   201,160
          400M     Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014                   441,500
          520M     Wasco County School District #12, 5 1/2% 6/15/2018                                 596,700
          600M     Washington and Clackamas Counties School District #23 (Tigard)
                     5 1/4% 6/1/2016                                                                  669,750
        1,000M     Washington County 5% 6/1/2024                                                    1,073,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,251,567
--------------------------------------------------------------------------------------------------------------
                   Transportation--4.9%
        1,000M     Oregon State Department Trans. Hwy. User Tax Rev.
                     5% 11/15/2028                                                                  1,068,750
          500M     Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*                          546,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,615,625
--------------------------------------------------------------------------------------------------------------
                   Utilities--16.3%
          440M     Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*                474,100
          600M     Eugene Water Utility System 5.8% 8/1/2010*                                         648,000
          250M     Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                         250,337
                   Portland Sewer System Revenue:
          300M       Series "A" 5 1/4% 6/1/2020                                                       323,625
        1,000M       Series "B" 5% 6/15/2027                                                        1,065,000
                   Puerto Rico Electric Power Authority:
          750M       5 1/8% 7/1/2026                                                                  799,688
          500M       5 1/4% 7/1/2029                                                                  530,625
        1,000M     Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                               1,083,750
          250M     Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                              278,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,453,875
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--8.4%
          500M     Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                      530,625
                   Portland Urban Renewal & Redevelopment:
          405M       Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                    431,831
          700M       South Parks Blocks Series "A" 5 3/4% 6/15/2017                                   756,875
        1,000M     Virgin Islands Pub. Fin. Auth. Rev.
                     (Gross Receipts Taxes) 5% 10/1/2023                                            1,081,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,800,581
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,702,470)                                 99.2%            32,974,466
Other Assets, Less Liabilities                                                      .8                282,621
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%           $33,257,087
==============================================================================================================

                                                                 Expiration     Notional            Unrealized
Interest Rate Swaps                                                    Date       Amount          Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.863% with JPMorgan Chase Bank, N.A.                  6/15/2011     $1,600M              $(22,753)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                             6/15/2016      3,800M              (118,374)
--------------------------------------------------------------------------------------------------------------
                                                                                $5,400M             $(141,127)
==============================================================================================================

At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$31,702,470.  Accumulated net unrealized appreciation on investments was $1,271,996, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.5%
                   Education--7.8%
       $1,000M     Pennsylvania State Higher Educ. Assistance Agy.
                     6 1/8% 12/15/2010*                                                            $1,100,000
        1,410M     Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                     5 1/2% 6/15/2014                                                               1,498,125
        1,000M     State Public School Bldg. Auth. Revenue
                     Northampton Cnty. Area Series "A" 5% 3/1/2020                                  1,066,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,664,375
--------------------------------------------------------------------------------------------------------------
                   General Obligations--37.8%
        1,000M     Bedford County 5% 9/1/2028                                                       1,062,500
        1,000M     Bensalem Twp. 5% 6/1/2026                                                        1,068,750
        1,700M     Bentworth School District 5% 3/15/2028                                           1,812,625
        2,500M     Catasauqua Area School District 5% 2/15/2026                                     2,668,750
        1,000M     Chambersburg School District 5% 3/1/2024                                         1,050,000
        1,190M     Jim Thorpe School District 5% 3/15/2027                                          1,259,912
        1,065M     Mifflin County 5 1/2% 9/1/2020                                                   1,144,875
                   Owen J. Roberts School District:
        1,365M       5 1/2% 8/15/2016                                                               1,496,381
        1,000M       5% 5/15/2023                                                                   1,071,250
                   Pennsbury School District:
        1,000M       5 1/2% 1/15/2017                                                               1,093,750
        1,085M       5% 8/1/2025                                                                    1,148,744
          385M     Philadelphia 6% 11/15/2014                                                         385,989
        1,085M     Pittsburgh 5 1/2% 9/1/2014                                                       1,169,087
        1,000M     Shaler Area School District 5 1/4% 9/1/2028                                      1,091,250
--------------------------------------------------------------------------------------------------------------
                                                                                                   17,523,863
--------------------------------------------------------------------------------------------------------------
                   Health Care--10.3%
                   Allegheny County Hospital Development Authority
                    Health Center-University of Pittsburgh:
        1,000M       5.6% 4/1/2013                                                                  1,028,960
        1,000M       5.65% 4/1/2014                                                                 1,029,200
        1,000M     Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                     5.7% 10/1/2014                                                                 1,128,750
          510M     Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                     5 1/2% 5/15/2013                                                                 520,863
        1,000M     Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                     5.7% 11/15/2011 +                                                              1,063,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,771,523
--------------------------------------------------------------------------------------------------------------
                   Transportation--7.0%
        1,620M     Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                           1,725,300
        1,375M     Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022                     1,502,188
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,227,488
--------------------------------------------------------------------------------------------------------------
                   Utilities--18.4%
        1,325M     Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                            1,434,313
        1,000M     Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/2025              1,057,500
        1,000M     Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                       1,080,000
        1,000M     Lower Providence Twp. Swr. Auth. Swr. Rev. 5% 5/1/2022                           1,075,000
        1,000M     New Castle Sanitation Auth. Swr. 5% 6/1/2024                                     1,037,500
        2,500M     Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                              2,850,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,534,313
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--16.2%
        1,000M     Penn. State Tpk. Oil Franchise Tax Revenue Series "A" 5% 12/1/2024               1,055,000
                   Philadelphia Auth. Indl. Dev. Lease Revenue:
        1,000M       5 1/2% 10/1/2014                                                               1,087,500
        1,000M       5 1/2% 10/1/2016                                                               1,087,500
        1,000M     Philadelphia Housing Auth. Rev. Bonds Series "A" 5 1/2% 12/1/2019                1,106,250
                   Philadelphia Redev. Neighborhood Transformation Series "A":
        1,000M       5 1/2% 4/15/2016                                                               1,092,500
        1,000M       5 1/2% 4/15/2019                                                               1,088,750
        1,000M     Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014           1,010,660
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,528,160
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $42,889,725)                                                  45,249,722
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--1.3%
          600M     Lehigh County General Purpose Auth. Rev.
                     Adjustable Rate Note 3.8%** (cost $600,000)                                      600,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $43,489,725)                            98.8%           45,849,722
Other Assets, Less Liabilities                                                      1.2               576,369
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%          $46,426,091
==============================================================================================================


                                                                 Expiration     Notional           Unrealized
Interest Rate Swap                                                     Date       Amount         Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.976% with Citibank, N.A.                             6/15/2013      $2,800M             $(59,734)
==============================================================================================================

  At September 30, 2006, the cost of municipal investments for federal income tax purposes was
  $43,489,725.  Accumulated net unrealized appreciation on investments was $2,359,997, consisting entirely of gross unrealized appreciation.

+ Payments of principal and interest is being made by Municipal Bond Investors Assurance Insurance
  Corporation, the provider of the credit support.



Portfolio of Investments (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.4%
                   Certificates of Participation--3.1%
       $1,000M     Prince Williams County 5% 9/1/2022                                              $1,072,500
--------------------------------------------------------------------------------------------------------------
                   Education--3.2%
        1,000M     Virginia College Building Auth. Educ. Facs. Rev. 5 1/4% 2/1/2017                 1,077,500
--------------------------------------------------------------------------------------------------------------
                   General Obligations--24.5%
        1,000M     Hampton 5 3/4% 2/1/2010*                                                         1,085,000
        1,065M     Harrisonburg Public Safety & Steam Plant Series "A"
                     5% 7/15/2020                                                                   1,134,225
        1,000M     Lunenburg County Series "B" 5 1/4% 2/1/2029                                      1,073,750
                   Norfolk:
        1,730M       5% 7/1/2020                                                                    1,829,475
        1,000M       5% 7/1/2021                                                                    1,057,500
        1,000M     Richmond 5 1/2% 1/15/2017                                                        1,077,500
        1,000M     Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                 1,096,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,353,700
--------------------------------------------------------------------------------------------------------------
                   Health Care--6.6%
                   Roanoke Industrial Development Authority:
        1,000M       Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                1,086,250
        1,000M       Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                   1,180,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,266,250
--------------------------------------------------------------------------------------------------------------
                   Transportation--9.4%
                   Metropolitan Washington DC Airport Auth. System:
          930M       Series "B" 5.1% 10/1/2021                                                        983,475
          500M       Series "B" 5 1/8% 10/1/2022                                                      529,375
        1,585M     Norfolk Airport Auth. 5 3/8% 7/1/2015                                            1,707,838
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,220,688
--------------------------------------------------------------------------------------------------------------
                   Utilities--23.8%
        1,025M     Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                       1,181,312
        1,000M     Norfolk Water Rev. 5 7/8% 11/1/2015                                              1,011,570
          500M     Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                        537,500
                   Puerto Rico Electric Power Authority:
        1,000M       5 3/8%  7/1/2017                                                               1,096,250
        1,000M       Series "II" 5 1/4% 7/1/2022                                                    1,080,000
        1,000M     Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                                    1,068,750
        1,000M     Spotsylvania County Water & Sewer Rev. 5% 6/1/2026                               1,066,250
        1,000M     Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                      1,068,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,110,382
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--27.8%
        1,000M     Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031                       1,090,000
          300M     Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                     5 3/8% 11/1/2010*                                                                323,250
          500M     Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                     5 5/8% 11/1/2015                                                                 538,750
        1,000M     Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2023                     1,071,250
        1,000M     Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*                      1,105,000
        1,000M     Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                                1,058,750
        1,000M     Stafford County Indl. Dev. Auth. Rev. 5 1/4% 8/1/2031                            1,091,250
                   Southwest Regional Jail Authority Revenue:
        1,000M       5 1/8% 9/1/2021                                                                1,070,000
        1,000M       5 1/8% 9/1/2022                                                                1,067,500
        1,010M     Virginia State Res. Auth. Infrastructure Rev. Series "B"
                     5 1/2% 5/1/2018                                                                1,079,437
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,495,187
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,728,986)                                    98.4%         33,596,207
Other Assets, Less Liabilities                                                        1.6             544,384
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%        $34,140,591
==============================================================================================================


                                                                 Expiration      Notional          Unrealized
Interest Rate Swap                                                     Date        Amount        Depreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.122% with Citibank, N.A.                             6/15/2016        $3,400M          $(105,914)
==============================================================================================================
At September 30, 2006, the cost of municipal investments for federal income tax purposes was
$31,728,986.  Accumulated net unrealized appreciation on investments was $1,867,221, consisting entirely of gross unrealized appreciation.


FOOTNOTES

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Interest rates are determined and reset periodically by the issuer and are the rates in effect at September 30, 2006.

 *** Inverse floating rate security (see Note 2). The interest rates are reset weekly by the issuer and are the rates in effect at September 30, 2006.

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.


Summary of Abbreviations:
     AMBAC   American Municipal Bond Assurance Corporation
     CO      Corporate Obligor
     COP     Certificate of Participation
     FGIC    Financial Guaranty Insurance Company
     FSA     Financial Security Assurance
     GO      General Obligation
     LOC     Letter of Credit
     MBIA    Municipal Bond Investors Assurance Insurance Corporation
     VR      Variable Rate Securities


1. Security valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

2. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of September 30, 2006, are presented following each Fund's Portfolio of Investments.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2006